CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Allowance for doubtful accounts, accounts receivable	$ 41,618	$ 47,162
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	6,150	6,981
Allowance for doubtful accounts, other receivables	$ 6,224	$ 4,879
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,537,099	60,342,099
Common stock, shares outstanding (in shares)	60,537,099	60,342,099
Liabilities, Current	$ 327,302	$ 341,499
Liabilities, Noncurrent	44,647	20,758
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current	6,919	17,776
Liabilities, Noncurrent	$ 0	$ 0